Note 7 - Leases - Operating Leases Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating lease right-of-use assets	$ 1,383	$ 1,270
Leased property under finance leases	13,554	13,131
Current portion of obligations under operating leases	365	432
Less accumulated amortization	(7,907)	(7,420)
Long-term portion of obligations under operating leases	1,018	838
Leased property under finace leases, net	5,647	5,711
Total obligations under operating leases	1,383	1,270
Current portion of obligations under finance leases	201	198
Long-term portion of obligations under finance leases	707	598
Total obligations under finance leases	$ 908	$ 796